Disposition of Site Equipment to Be Installed and Fixed Assets (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019
Impairment charges		$ 498,000
Disposal of business	3,000
Disposal of site equiptment			$ 4,000			$ 24,000
Wrote off unamortized tenant improvement allowance					$ 890,000
Older Equipment [Member]
Disposal of site equiptment					229,000
Vehicles [Member]
Leasehold improvement assets	85,000				85,000
Furniture and fixtures	$ 197,000				$ 197,000